UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [    ]; Amendment Number:
This Amendment (check only one): [    ] is a restatement.
                                 [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Martin Capital Management, LLC
Address:   300 Junior Achievement Drive
           Suite 301
           Elkhart, IN  46516

Form 13F File Number:  28-04589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Todd B. Martin
Title:   Partner
Phone:   (574) 293-2077

Signature, Place, and Date of Signing:

      /s/ Todd B. Martin            Elkhart, IN            August 12, 2005
   --------------------------    ------------------     --------------------
           [Signature]             [City, State]                [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     23 items

Form 13F Information Table Value Total:     $322,741
                                            in thousands)

List of Other Included Managers:            None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]    None

                                                        Form 13F Information Table


Name of Issuer           Title   CUSIP       Value     Shrs or   SH    Put/   Investment   Other      Sole       Shared   None
                         of                  (x$1000)  par amt   PRN   Call   Discretion   Managers
                         Class
AMERICAN EXPRESS CO.     COM     025816109       950      17,850              SOLE                       17,850
BERKSHIRE HATHAWAY - B   COM     084670207    27,342       9,823              SOLE                        9,717              106
DOLLAR GENERAL           COM     256669102    64,855   3,185,425              SOLE                    3,144,845           40,580
DOVER CORP.              COM     260003108    14,152     389,013              SOLE                      384,243            4,770
EMMIS COMM.CL A          COM     291525103    39,900   2,258,042              SOLE                    2,227,907           30,135
FIFTH THIRD              COM     316773100    43,210   1,049,556              SOLE                    1,027,911           21,645
GENERAL ELECTRIC         COM     369604103       464      13,400              SOLE                       13,400
INTEL CORP.              COM     458140100       643      24,700              SOLE                       24,700
JOHNSON & JOHNSON        COM     478160104       497       7,650              SOLE                        7,650
LAMAR ADV.               COM     512815101    51,717   1,209,194              SOLE                    1,195,674           13,520
LEGGETT AND PLATT        COM     524660107     2,346      88,250              SOLE                       86,850            1,400
MERCK & CO.              COM     589331107       308      10,000              SOLE                       10,000
MERCURY GENERAL          COM     589400100    14,459     265,209              SOLE                      263,454            1,755
MICROSOFT CORP.          COM     594918104       666      26,800              SOLE                       26,800
MOHAWK INDUSTRIES, INC.  COM     608190104    18,207     220,693              SOLE                      217,285            3,408
PEPSICO, INC.            COM     713448108       529       9,800              SOLE                        9,800
SKYLINE CORPORATION      COM     830830105       435      10,900              SOLE                       10,900
ST. JOSEPH CAPITAL
  CORPORATION            COM     790595102    2,500      70,750               SOLE                       62,650            8,100
SYSCO CORP.              COM     871829107   16,899     466,960               SOLE                      460,135            6,825
WALGREEN CO.             COM     931422109   21,848     475,050               SOLE                      467,885            7,165
WALT DISNEY              COM     254687106      267      10,600               SOLE                       10,600
WELLS FARGO & CO         COM     949746101      283       4,600               SOLE                        4,600
WYETH                    COM     983024100      263       5,900               SOLE                        5,900